Acquisition - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition (Detail) (HyperCube [Member], USD $) In Thousands, unless otherwise specified	Mar. 23, 2012
HyperCube [Member]
Business Acquisition [Line Items]
Working Capital	$ 1,212
Property and equipment	10,114
Other assets, net	391
Customer relationships	13,800
Technology	4,300
Trade names	560
Non-compete agreements	450
Goodwill	49,723
Total assets acquired	80,550
Non-current deferred taxes	2,594
Long-term liabilities	50
Total liabilities assumed	2,644
Net assets acquired	$ 77,906